Document and Entity Information	Aug. 25, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001561894
Document Type	8-K
Document Period End Date	Aug. 25, 2020
Entity Registrant Name	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, City or Town	1906 Towne Centre Blvd
Entity Address, Address Line One	Suite 370 Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	(410)
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false